Income Taxes (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Accrual to cash adjustments	$ 474,000	$ 789,000
Options based compensation	703,000	422,000
Capital loss	50,000	50,000
Net operating loss	2,209,000	2,626,000
Deffered tax assets, Gross	3,436,000	3,887,000
Valuation allowances	(3,256,000)	(3,804,000)
Deffered tax assets, Net	180,000	83,000
Deferred tax liabilities
Plant and equipment	(131,000)
Amortization of licenses	(49,000)	(83,000)
Deferred tax assets, Net